Allowance for Loan Losses and Reserve for Unfunded Loan Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Allowance for Loan Losses and Reserve for Unfunded Loan Commitments [Abstract]
Allowance for Credit Losses on Financing Receivables [Table Text Block]

	December 31, 2013
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$831	$29	$278	$-	$-	$-	$1,138
Collectively evaluated for impairment	1,756	928	6,562	2,132	573	52	12,003
Total	$2,587	$957	$6,840	$2,132	$573	$52	$13,141
Loan ending balances:
Individually evaluated for impairment	$2,740	$2,928	$9,120	$-	$-	$-	$14,788
Collectively evaluated for impairment	46,178	28,636	354,220	182,067	46,139	-	657,240
Total	$48,918	$31,564	$363,340	$182,067	$46,139	$-	$672,028

	December 31, 2012
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Allowance for loan losses ending balance:
Individually evaluated for impairment	$1,159	$217	$625	$-	$-	$-	$2,001
Collectively evaluated for impairment	2,219	1,095	6,466	1,769	524	684	12,757
Total	$3,378	$1,312	$7,091	$1,769	$524	$684	$14,758
Loan ending balances:
Individually evaluated for impairment	$3,712	$6,852	$12,802	$-	$-	$-	$23,366
Collectively evaluated for impairment	54,881	34,586	288,762	132,094	46,410	-	556,733
Total	$58,593	$41,438	$301,564	$132,094	$46,410	$-	$580,099

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

The following tables detail the activity in the allowance for loan losses by portfolio segment for the past two years:

	For the year ended December 31, 2013
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$3,378	$1,312	$7,091	$1,769	$524	$684	$14,758
Charge-offs	(1,076)	(1,193)	(1,392)	(375)	(588)	-	(4,624)
Recoveries	250	182	204	17	4	-	657
Net charge-offs	(826)	(1,011)	(1,188)	(358)	(584)	-	(3,967)
Provision for loan losses charged to expense	35	656	937	721	633	(632)	2,350
Balance, end of period	$2,587	$957	$6,840	$2,132	$573	$52	$13,141

	For the year ended December 31, 2012
(In thousands)	SBA held for investment	SBA 504	Commercial	Residential	Consumer	Unallocated	Total
Balance, beginning of period	$4,088	$1,423	$8,129	$1,703	$536	$469	$16,348
Charge-offs	(1,332)	(808)	(3,504)	(824)	(56)	-	(6,524)
Recoveries	518	108	306	-	2	-	934
Net charge-offs	(814)	(700)	(3,198)	(824)	(54)	-	(5,590)
Provision for loan losses charged to expense	104	589	2,160	890	42	215	4,000
Balance, end of period	$3,378	$1,312	$7,091	$1,769	$524	$684	$14,758